Consolidated Statements of Operations (Unaudited) (USD $)	1 Months Ended	3 Months Ended	10 Months Ended	13 Months Ended
	Mar. 31, 2011	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2012
Income Statement [Abstract]
Revenue:	$ 0	$ 0	$ 0	$ 0
Operational expenses:
Office expenses	0	156,570	245,322	401,892
Goodwill write off/impairment	0	0	339,195	339,195
Consulting fees	0	63,230	210,936	272,433
Total operational expenses	0	219,800	795,453	1,013,520
Other Income (Expenses)
Interest expense	0	(17,859)	(33,575)	(51,434)
Total other income (expense)	0	(17,859)	(33,575)	(51,434)
Net loss	0	(237,659)	(829,028)	(1,064,954)
Less: Loss contributable to non-controlling interest	0	0	31,422	0
Net loss attibutable to South Uintah Gas Properties	$ 0	$ (237,659)	$ (797,606)	$ (1,064,954)
Net loss per common share - Basic	$ 0	$ (0.02)	$ (0.14)
Net loss per common share - Fully diluted
Weighted average number of common stock outstanding	0	11,773,206	5,824,666